UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
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Check here if Amendment [_];   Amendment Number:
                                                 -----------
      This Amendment (Check only one.): [_] is a restatement.
                                        [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Bellatore Financial, Inc.
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Address:    333 W. San Carlos Street, Suite 1200
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            San Jose, CA 95110
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Form 13F File Number:   28-13398
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Al Steele
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Title:      Chief Executive Officer
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Phone:      408-998-7700
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Signature, Place, and Date of Signing:

           /s/ Al Steele                   San Jose, CA             8-12-2009
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            [Signature]                    [City, State]              [Date]

Report type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-13399                      Advisor Partners, LLC
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
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Form 13F Information Table Entry Total:  15
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Form 13F Information Table Value Total:  39,827.77
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                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                               TITLE OF              VALUE        SHARES    SH/       PUT/  INVSTMT    OTHER        VOTING AUTHORITY
         NAME OF ISSUER        CLASS     CUSIP     (X $1000)     PRN AMT    PRN       CALL  DSCRETN   MANAGERS      SOLE SHARED NONE
PROCTER & GAMBLE CO            Common    742718109  $2,232.35       40215.00                  SOLE                              NONE
VANGUARD REIT INDEX            Common    922908553  $1,322.17       38491.00                  SOLE                              NONE
WISDOMTREE INTL SMALL CAP      Common    97717W760  $1,445.64       36259.00                  SOLE                              NONE
ISHARES BARCLAYS TIPS BOND     Common    464287176  $4,520.57       44608.00                  SOLE                              NONE
ISHARES S&P SMALLCAP 600 INDEX Common    464287804  $2,265.34       46459.00                  SOLE                              NONE
VANGUARD SHORT-TERM BOND ETF   Common    921937827  $3,996.64       50228.00                  SOLE                              NONE
ISHARES MSCI E.M.I.F           Common    464287234  $2,112.77       59049.00                  SOLE                              NONE
PROSHARES ULTRA S&P500         Common    74347R107  $2,233.89       74662.00                  SOLE                              NONE
VANGUARD SMALL CAP VALUE ETF   Common    922908611  $2,998.85       62869.00                  SOLE                              NONE
VANGUARD VALUE ETF             Common    922908744  $4,505.87      105524.00                  SOLE                              NONE
VANGUARD TOTAL STOCK MKT       Common    922908769  $5,333.43      106990.00                  SOLE                              NONE
ISHARES MSCI VALUE INDEX       Common    464288877  $5,503.39      118582.00                  SOLE                              NONE
ISHARES MSCI EAFE INDEX
  FUND (ETF)                   Common    464287465  $  360.82        7157.66                  SOLE                              NONE
RYDEX S&P EQUAL WEIGHT (ETF)   Common    78355W106  $  260.98        7758.11                  SOLE                              NONE
SPDR GOLD TR GOLD SHS          Common    78463V107  $  735.04        7874.00                  SOLE                              NONE